Average Annual Total Returns - FidelityMidCapValueFund-AMCIZPRO - FidelityMidCapValueFund-AMCIZPRO - Fidelity Mid Cap Value Fund	Apr. 01, 2023
Fidelity Advisor Mid Cap Value Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(15.90%)
Past 5 years	2.43%
Past 10 years	8.50%
Fidelity Advisor Mid Cap Value Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.24%)
Past 5 years	1.06%
Past 10 years	6.85%
Fidelity Advisor Mid Cap Value Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.71%)
Past 5 years	1.77%
Past 10 years	6.51%
Fidelity Advisor Mid Cap Value Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(12.27%)
Past 5 years	2.87%
Past 10 years	8.49%
Fidelity Advisor Mid Cap Value Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(14.11%)
Past 5 years	2.64%
Past 10 years	8.46%
Fidelity Advisor Mid Cap Value Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(10.51%)
Past 5 years	3.95%
Past 10 years	9.45%
Fidelity Advisor Mid Cap Value Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(10.41%)
Past 5 years	4.09%
Since Inception	5.93%	[1]
RS013
Average Annual Return:
Past 1 year	(12.03%)
Past 5 years	5.72%
Past 10 years	10.11%

[1]	A From February 1, 2017